FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES - Schedule of current exchange rates (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Argentine peso
Changes In Foreign Exchange Rates [Line Items]
Exchange rate (in dollars per share)	$ 1,454.92	$ 1,030.5	$ 807.98
Brazilian real
Changes In Foreign Exchange Rates [Line Items]
Exchange rate (in dollars per share)	5.50	6.18	4.85
Chilean peso
Changes In Foreign Exchange Rates [Line Items]
Exchange rate (in dollars per share)	907.13	996.46	877.12
Colombian peso
Changes In Foreign Exchange Rates [Line Items]
Exchange rate (in dollars per share)	3,772.05	4,403.5	3,872.49
Euro
Changes In Foreign Exchange Rates [Line Items]
Exchange rate (in dollars per share)	0.85	0.96	0.90
Australian dollar
Changes In Foreign Exchange Rates [Line Items]
Exchange rate (in dollars per share)	1.50	1.61	1.46
Boliviano
Changes In Foreign Exchange Rates [Line Items]
Exchange rate (in dollars per share)	6.86	6.86	6.86
Mexican peso
Changes In Foreign Exchange Rates [Line Items]
Exchange rate (in dollars per share)	17.95	20.54	16.91
New Zealand dollar
Changes In Foreign Exchange Rates [Line Items]
Exchange rate (in dollars per share)	1.72	1.77	1.58
Peruvian Sol
Changes In Foreign Exchange Rates [Line Items]
Exchange rate (in dollars per share)	3.36	3.80	3.70
Paraguayan Guarani
Changes In Foreign Exchange Rates [Line Items]
Exchange rate (in dollars per share)	6,560	7,815	7,270.6
Uruguayan peso
Changes In Foreign Exchange Rates [Line Items]
Exchange rate (in dollars per share)	$ 38.95	$ 43.80	$ 38.81